Summary of Significant Accounting Policies (Details)	6 Months Ended								12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 JPY (¥)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 AUD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Accounts receivable	$ 1,500,256								$ 1,040,434	$ 1,244,662
Other receivables	15,206								14,974
Allowance for credit losses for compensation receivable	94,544								93,103
Impairment for operating lease right-of-use lease assets
Inventory write down	(112,498)							14,709
Non-current liabilities	1,353,557								1,470,135
Non-refundable initial franchise fee	$ 20,000	¥ 3,000,000
Franchise fees royalties percentage	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Number of membership points convertible into currency units	250	250	250	250	250	250	250
Contract assets
Deferred revenue	7,551,974								8,027,153
Revenue recognized on deferred revenue	30,259							23,030
Unredeemed membership points	$ 7,551,974
Tax benefit percentage	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Shipping and handling expenses	$ 1,373,400							659,621
Advertising expenses	$ 15,123							$ 100,164
Number of operating segments	3	3	3	3	3	3	3
Deposit insurance corporation				$ 100,000	¥ 500,000		$ 250,000
Merchandise Inventories [Member]
Summary of Significant Accounting Policies [Line Items]
Inventory write down	$ 23,870								132,904
Asset Retirement Obligations [Member]
Summary of Significant Accounting Policies [Line Items]
Non-current liabilities	$ 508,759								$ 597,965
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	15.70%	15.70%	15.70%	15.70%	15.70%	15.70%	15.70%	11.40%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	13.60%	13.60%	13.60%	13.60%	13.60%	13.60%	13.60%		23.70%
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	14.70%	14.70%	14.70%	14.70%	14.70%	14.70%	14.70%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	12.90%	12.90%	12.90%	12.90%	12.90%	12.90%	12.90%		11.30%
Customer Three [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	11.90%	11.90%	11.90%	11.90%	11.90%	11.90%	11.90%		10.00%
Hong Kong Deposit Protection Board [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance corporation	$ 64,000
China Deposit Protection Board [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance corporation	$ 70,200
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of ownership interest in voting stock	20.00%
Percentage of consumption tax rate	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of ownership interest in voting stock	50.00%
Percentage of consumption tax rate	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Directly-operated expenses | ¥		¥ 1
Cash deposit	$ 1,705,944								$ 3,329,061
Total revenue percentage	50.50%							71.70%
Japan [Member] | Directly- Operated Physical Stores[Member]
Summary of Significant Accounting Policies [Line Items]
Directly-operated expenses | ¥		¥ 100
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Directly-operated expenses			$ 1
Cash deposit	$ 171,460								1,171,506
Deposit insurance corporation			500,000
Total revenue percentage	49.50%							28.30%
Hong Kong [Member] | Directly- Operated Physical Stores[Member]
Summary of Significant Accounting Policies [Line Items]
Directly-operated expenses			$ 1
UNITED STATES
Summary of Significant Accounting Policies [Line Items]
Cash deposit	$ 97,506								96,843
Deposit insurance corporation	250,000
UNITED STATES | Directly- Operated Physical Stores[Member]
Summary of Significant Accounting Policies [Line Items]
Directly-operated expenses	1
Canada [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit	70,570								29,465
Canada [Member] | Directly- Operated Physical Stores[Member]
Summary of Significant Accounting Policies [Line Items]
Directly-operated expenses				$ 1
China [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit	36,688								138,365
Malaysia [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit									710
Deposit insurance corporation | RM						RM 250,000
Canada Deposit Insurance Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance corporation	71,000
Australia [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit	15,425
Australian Prudential Regulation Authority [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance corporation	165,000
Consumption Tax [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses for compensation receivable	$ 94,544								$ 93,103
Suppliers One [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%	28.70%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	15.10%	22.40%
Suppliers Three [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%
Deposit Insurance System [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance corporation	$ 59,000